UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

Name and address of agent for service:

Gregory Orrell

Orrell Capital Management, Inc.

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

Registrant’s telephone number: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

OCM GOLD FUND

Schedule of Investments - February 29, 2020

(Unaudited)

Shares			Value
	Common Stocks	99.1%
	Major Gold Producers	33.5%
65,000	Agnico Eagle Mines Ltd.		$3,089,450
110,000	AngloGold Ashanti Ltd. ADR		1,919,500
200,000	Barrick Gold Corp.		3,808,000
65,000	Newmont Corp.		2,900,950
			11,717,900
	Intermediate/Mid-Tier Gold Producers	16.5%
200,000	Alamos Gold, Inc.		1,166,000
300,000	B2Gold Corp.*		1,197,944
75,000	Endeavour Mining Corp.*		1,324,220
50,000	Northern Star Resources Ltd.		438,436
250,000	OceanaGold Corp.		365,045
25,000	Pan American Silver Corp.		495,000
25,000	SSR Mining, Inc.		395,750
30,000	Torex Gold Resources, Inc.		397,378
			5,779,773
	Junior Gold Producers	30.2%
400,000	Alacer Gold Corp.*		1,808,835
450,000	Argonaut Gold, Inc.*		432,467
250,000	Dundee Precious Metals, Inc.*		977,799
150,000	Fortuna Silver Mines, Inc.*		439,171
250,000	Guyana Goldfields, Inc.		69,843
13,843,500	Jaguar Mining, Inc.*		1,804,822
175,000	K92 Mining, Inc.		435,447
1,000,000	Perseus Mining Ltd.		674,267
550,000	Roxgold, Inc.*		352,380
200,000	SEMAFO, Inc.*		396,335
500,000	Wesdome Gold Mines Ltd.*		3,181,107
			10,572,473
	Exploration and Development Companies	6.9%
255,128	Adriatic Metals PLC		207,759
13,750,000	Emerald Resources N.L.		358,306
750,000	Emmerson Resources Ltd.*		37,622
1,000,000	GR Silver Mining Ltd.		145,273
2,000,000	Horizon Minerals Ltd.		114,658
309,700	Integra Resources Corp.		237,645
650,000	Liberty Gold Corp.		532,668
400,000	Orca Gold, Inc.		89,399
2,360,000	Royal Road Minerals Ltd.*		351,635
4,578,755	RTG Mining, Inc.*		238,632

Shares			Value
2,512,040	Sutter Gold Mining, Inc.* † #		$—
250,000	Talisker Resources Ltd.†		81,949
			2,395,546
	Royalty/Streaming Companies	12.0%
35,000	Osisko Gold Royalties Ltd.		287,350
6,500	Royal Gold, Inc.		627,055
75,000	Sandstorm Gold Ltd.		444,750
100,000	Wheaton Precious Metals Corp.		2,843,627
			4,202,782
	Total Common Stocks
	(Cost $15,925,804)		34,668,474
	Warrants	0.0%
	Exploration and Development Companies	0.0%
1,000,000	Emmerson Resources Ltd. Exercise Price 0.14 AUD, Exp. 9/30/2020* †		—
200,000	Steppe Gold Ltd. Exercise Price 2.34 CAD, Exp. 5/22/2020* †		—
			—
	Total Warrants
	(Cost $0)		—
	Short-Term Investment	2.8%
1,004,905	UMB Money Market Fiduciary, 0.25%		1,004,905
	Total Short-Term Investment
	(Cost $1,004,905)		1,004,905

	Total Investments	101.9%
	(Cost $16,930,709)		35,673,379
	Liabilities less Other Assets	(1.9)%	(681,687)
	TOTAL NET ASSETS	100.0%	$34,991,692

ADR – American Depository Receipt

PLC – Public Limited Company

AUD – Australian Dollars

CAD – Canadian Dollars

*	Non-income producing security.
†	Illiquid security. The total illiquid securities represent 0.23% of net assets. The total value of these securities is $81,949.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.

See notes to schedule of investments.

Note 1. Organization

OCM Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the “Fund”). The Fund is a non-diversified fund. The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price (“NOCP”). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Trust’s Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
▪	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Major Gold Producers	$11,717,900	$-	$-	$11,717,900
Intermediate/Mid-Tier Gold Producers	5,779,773	-	-	5,779,773
Junior Gold Producers	10,572,473	-	-	10,572,473
Exploration and Development Companies	2,395,546	-	-	2,395,546
Royalty/Streaming Companies	4,202,782	-	-	4,202,782
Warrants	-	-	-	-
Short-Term Investment	1,004,905	-	-	1,004,905
Total	$35,673,379	$-	$-	$35,673,379

The Fund held two Level 2 securities at February 29, 2020. Emmerson Resources Ltd. and Steppe Gold Ltd., both Warrants, are being valued at intrinsic value, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. The Fund held one Level 3 security at February 29, 2020. Sutter Gold Mining, Inc. (“SGM CN”) has ceased operations and a receiver for the company’s assets has been appointed. The common shares of SGM CN will be valued at zero, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees, until such time as the receiver has finalized the sale of the company’s assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance November 30, 2019	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of February 29, 2020	$-

The Level 3 investments for the Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders to relieve it from all or substantially all federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding on the applicable county’s tax rules and rate.

Accounting for Uncertainty in Income Taxes (“Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of February 29, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2016-2020 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 29, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3. Federal Income Tax Information

At February 29, 2020, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$17,635,766
Unrealized appreciation	$19,775,934
Unrealized depreciation	(1,738,321)
Net unrealized appreciation on investments	$18,037,613

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

Note 4. Illiquid Securities

The Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in the Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

Note 5. Subsequent Events

Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	April 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	April 15, 2020